Related Party Transactions (Tables)	3 Months Ended
Jun. 30, 2015
Business Acquisition, Date of Acquisition [Abstract]
Related Party [Text Block]
Service Agreements, Lease Agreements and Products
	For the six months ended June 30, 2015		For the six months ended June 30, 2014		June 30, 2015		December 31, 2014
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements
Fresenius SE	97	10,388	184	11,757	236	2,758	106	3,134
Fresenius SE affiliates	3,784	37,869	4,346	28,025	1,025	2,001	1,396	2,462
Equity method investees	8,021	-	9,782	-	4,152	-	4,265	-
Total	$11,902	$48,257	$14,312	$39,782	$5,413	$4,759	$5,767	$5,596

Lease Agreements
Fresenius SE	-	4,741	-	5,299	-	-	-	-
Fresenius SE affiliates	-	7,320	-	8,957	-	-	-	-
Total	$-	$12,061	$-	$14,256	$-	$-	$-	$-

Products
Fresenius SE	4	-	-	-	-	-	-	-
Fresenius SE affiliates	13,247	18,706	24,710	20,378	8,966	4,200	18,352	4,132
Equity method investees	-	54,259	-	5,040	-	49,659	-	270
Total	$13,251	$72,965	$24,710	$25,418	$8,966	$53,859	$18,352	$4,402